Other operating expense - Schedule of Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 1,020	$ 12,760
Impairment loss allowance	(300)	0
Total impairment loss on trade receivables	720	12,760
Restructuring and related costs	22,963	17,046
Other operating expense	$ 23,683	$ 29,806